Common Stock Purchase Agreements (Details) - USD ($)				1 Months Ended			3 Months Ended
	Sep. 21, 2020	Sep. 21, 2020	Jul. 27, 2020	Jul. 22, 2019	Jan. 31, 2019	Jan. 23, 2019	Sep. 30, 2020
Common Stock Purchase Agreements (Details) [Line Items]
Common stock purchase agreement, description				the Company issued 10,000,000 stock options, of which one-third (1/3) vest immediately, and the remaining shall vest one-twenty fourth (1/24) per month from after the date of the option grant. The options expire 10 years from the initial grant date. The options fully vested on July 22, 2020.	the Company issued 6,000,000 stock options, of which two-third (2/3) vest immediately, and the remaining amount shall vest one-twelfth (1/12) per month from after the date of the option grant. The options expire 10 years from the initial grant date. The options fully vested on January 31, 2020.	the Company issued 170,000,000 stock options. One-third of the options vested immediately, and the remainder vest 1/24 per month over the first twenty four months following the option grant. The options expire 10 years from the initial grant date. The options fully vest by January 23, 2022
PurchaseAgreementOneMember | Investor [Member]
Common Stock Purchase Agreements (Details) [Line Items]
Purchase of common stock by investor	$ 4,000,000						$ 300,000
Common stock purchase agreement, description		the Company entered into a purchase agreement with an investor. Under the purchase agreement, the Company may sell, in its discretion (subject to the terms and conditions of the purchase agreement) up to an aggregate of $4,000,000 of common stock to the investor. The Company has the right, in its sole discretion, subject to the conditions and limitations in the purchase agreement, to direct the investor, by delivery of a purchase notice from time to time to purchase over the 6-month term of the purchase agreement, a minimum of $10,000 and up to a maximum of $400,000 of shares of common stock for each purchase notice (provided that, the purchase amount for any purchase will not exceed two times the average of the daily trading dollar volume of the common stock during the 10 business days preceding the purchase date). The number of purchase shares the Company will issue under each purchase will be equal to 112.5% of the purchase amount sold under such Purchase, divided by the purchase price per share (as defined under the purchase agreement). The “purchase price” is defined as 90% of the lowest end-of-day volume weighted average price of the common stock for the five consecutive business days immediately preceding the purchase date, including the purchase date. The Company may not deliver more than one purchase notice to the investor every ten business days, except as the parties may otherwise agree.
Shares issued (in Shares)							15,573,090
PurchaseAgreementOneMember | Minimum [Member] | Investor [Member]
Common Stock Purchase Agreements (Details) [Line Items]
Purchase of common stock by investor		$ 10,000
PurchaseAgreementOneMember | Maximum [Member] | Investor [Member]
Common Stock Purchase Agreements (Details) [Line Items]
Purchase of common stock by investor		$ 400,000
PurchaseAgreementMember
Common Stock Purchase Agreements (Details) [Line Items]
Common stock purchase agreement, description			The purchase price per share under the purchase agreement was 85% of the lowest closing price during the five (5) business days prior to closing, not to exceed the valuation cap set forth in the purchase agreement. During the three months ended September 30, 2020, the Company issued 20,000,000 shares of common stock at a purchase price of $0.025 per share under the purchase agreement. The Company received net proceeds of $460,350 after legal fees and commissions.
PurchaseAgreementMember | Investor [Member]
Common Stock Purchase Agreements (Details) [Line Items]
Purchase of common stock by investor			$ 2				$ 460,350
Shares issued (in Shares)							20,000,000
Share issued price per share (in Dollars per share)							$ 0.025